ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Changes to asset retirement obligation liabilities
Asset retirement obligation at beginning of year	$ 24	$ 21
Accretion expense	2	1
Liabilities incurred		1
Liabilities assumed in connection with consolidation of a variable interest entity	2
Liabilities settled	(1)
Foreign currency effect on reserve balance	(1)	1
Asset retirement obligation at end of year	$ 26	$ 24